Convertible debentures	12 Months Ended
Jun. 30, 2026
Convertible debentures
Convertible debentures

Note 9 – Convertible debentures

Previously settled convertible debentures

The following convertible debentures were fully settled before June 30, 2025. The disclosures below summarize the material contractual terms and settlement activity relevant to the comparative periods presented.

2022 Debenture

In October 2022, the Company issued a convertible debenture with an original principal amount of $2,100,000. The debenture bore interest at a minimum rate of 12% per annum, was initially convertible into Class A Ordinary Shares at $99.00 per share and had a contractual term of two years.

During the year ended June 30, 2024, the Company repaid $900,000 of principal in cash. The remaining $1,200,000 of principal, together with accrued interest, was converted into 2,267 Class A Ordinary Shares at a conversion price of $540.00 per share. The debenture was fully settled as of June 30, 2024.

2023 Debenture

In December 2023, the Company issued a convertible debenture with an original principal amount of $6,740,000, together with warrants to purchase 3,569 Class A Ordinary Shares, for aggregate proceeds of $6,127,334. The debenture bore interest at a minimum rate of 13.5% per annum, was initially convertible at $4,500.00 per Class A Ordinary Share, was subject to contractual anti-dilution and alternate-conversion provisions and had a contractual term of 36 months.

During the year ended June 30, 2024, the Company repaid $960,000 of principal in cash. During the year ended June 30, 2025, the remaining obligation was converted into 119,737 Class A Ordinary Shares pursuant to the pre-existing alternate-conversion provisions, and the debenture was fully settled. The conversion was accounted for in accordance with ASC 470-20 without recognition of a gain or loss.

Exchange Note

In May 2024, the Company issued a $2,000,000 senior secured convertible note in exchange for the cancellation of 500,000 warrants. The cancelled warrants had a fair value of $71,319, and the difference between the fair value of the warrants and the consideration transferred in connection with the Exchange Note was recognized as a loss on warrant settlement during the year ended June 30, 2024.

The Exchange Note bore interest at 10% per annum, was convertible at the greater of $228.00 per share and 95% of the lowest VWAP during the specified look-back period, and had a contractual maturity date of May 31, 2026. During the year ended June 30, 2025, the outstanding obligation was converted into 22,257 Class A Ordinary Shares pursuant to the pre-existing alternate-conversion provisions and was fully settled before its contractual maturity. The conversion was accounted for in accordance with ASC 470-20 with no gain or loss being recognized.

June 30,
2025
Principal balance	$8,740,000
Less: conversions into ordinary shares	(7,780,000)
Less: repayments in cash	(960,000)
Remaining balance	—
Less: non-current	—
Total current	$—

Convertible debentures outstanding as of June 30, 2026

The Company’s convertible debentures outstanding as of June 30, 2026 consist of senior convertible debentures issued in July 2025, April 2026 and June 2026 (collectively, the “Debentures”). The Debentures bear interest at 8.25% per annum and contain conversion, anti-dilution, alternate-conversion, redemption and other contingent provisions. The Company elected the fair value option for each Debenture at its respective issuance date, as further described below.

2025 Debentures

In July 2025, pursuant to a securities purchase agreement authorizing the issuance of up to $100,000,000 of senior secured convertible debentures, the Company issued three tranches of Debentures with aggregate principal of approximately $16.3 million. The aggregate purchase price allocated to the 2025 Debentures was approximately $15.2 million. Consideration received consisted of 40,543,745 Dogecoin valued at $10,000,000 and approximately $4.5 million of net cash proceeds.

The 2025 Debentures bear interest at 8.25% per annum, mature in July 2029 and were initially convertible into Class A Ordinary Shares at conversion prices ranging from $90.00 to $118.50 per share, depending on the tranche (i.e. Series A-1, Series B-1 and Series C-1). The Debentures contain a price-reset feature whereby the conversion price may be reduced if the market price of the Company’s Class A Ordinary Shares falls below specified thresholds, subject to a contractual floor price. The conversion price of the Debentures is also subject to anti-dilution adjustment upon certain subsequent equity or convertible debt issuances by the Company at a price below the then-effective conversion price, which could result in a reduction of the conversion price and an increase in the number of shares issuable upon conversion.

April 2026 Debenture

In April 2026, pursuant to a securities purchase agreement authorizing the issuance of up to $5,000,000 of senior secured convertible debentures, the Company issued an initial Debenture with principal of $500,000 for a purchase price of $465,000. The April 2026 Debenture bears interest at 8.25% per annum, matures in April 2030 and was initially convertible into Class A Ordinary Shares at $13.8 per share. The Company received net cash proceeds of approximately $375,000 after transaction-related payments and issuance costs. The Debenture contains same price-reset feature and anti-dilution adjustment as the 2025 Debentures.

June 2026 Debenture

In June 2026, pursuant to a securities purchase agreement authorizing the issuance of up to $10,000,000 of senior secured convertible debentures, the Company issued an initial Debenture with principal of $2,000,000. The June 2026 Debenture bears interest at 8.25% per annum, matures in June 2030 and is convertible into Class A Ordinary Shares at a current conversion price of $1.63 per share. The Debenture contains same price-reset feature and anti-dilution adjustment as the 2025 Debentures.

The Company received aggregate net cash proceeds of approximately $1,545,000 in connection with the issuance, including $1.1 million remitted by the purchaser on June 30, 2026 and subsequently received by the Company.

Fair value option

The Debentures contain conversion, anti-dilution, alternate-conversion, redemption and default provisions. At initial recognition, the Company elected the fair value option under ASC 825-10 for each Debenture and accounts for each instrument as a single hybrid financial liability rather than separately accounting for its embedded features. The FVO election is irrevocable for each Debenture.

The Debentures are initially and subsequently measured at fair value. Changes in fair value are recognized in earnings, except for the portion attributable to changes in instrument-specific credit risk, which is recognized in other comprehensive income in accordance with ASC 825. Transaction and issuance costs associated with the Debentures are recognized in earnings as incurred.

The fair value of the Debentures is estimated using a binomial valuation model and is classified within Level 3 of the fair value hierarchy because the valuation incorporates significant unobservable inputs, including expected volatility and assumptions related to the Company’s credit risk. Upon derecognition of all or a portion of a Debenture, the related cumulative amount previously recognized in accumulated other comprehensive income for instrument-specific credit risk is reclassified to earnings.

Upon issuance, the aggregate fair value of the Debentures exceeded the purchase price allocated to the Debentures by approximately $1.3 million. The Company recognized this difference as a Day 1 loss within change in fair value of convertible debentures in the consolidated statements of operations and comprehensive loss.

Transaction and issuance costs associated with the Debentures are recognized in earnings as incurred and are not included in the fair value measurement. During the year ended June 30, 2026, the Company incurred approximately $1.1 million of third-party transaction and issuance costs associated with the Debentures.

As of June 30, 2026, the aggregate fair value of the Debentures was $10,624,818 and was presented as a non-current liability. For the year ended June 30, 2026, the components of the net gain recognized in earnings from changes in the fair value of the Debentures were as follows:

2026
Day 1 loss on issuance	$(1,345,530)
Subsequent change in fair value attributable to factors other than instrument-specific credit risk	2,394,675
Reclassification of change in instrument-specific credit risk upon settlement	(147,041)
Net gain recognized in earnings	$902,104

The Company does not present contractual interest expense separately for the Debentures; the economic effect of contractual interest is included within the change in fair value of the Debentures recognized in earnings. During the year ended June 30, 2026, the Company paid $613,505 of contractual interest in cash, which reduced the fair value carrying amount of the Debentures.

Initial measurement and Day 1 loss

The Debentures are recorded at their issuance-date fair value rather than contractual principal or net cash proceeds. In evaluating initial recognition, the Company separately considers the contractual principal amount, the purchase price allocated to each Debenture and its issuance-date fair value.

The following table summarizes the initial measurement of the Debentures issued during the year ended June 30, 2026:

		Issuance date fair
	Purchase price	value	Day 1 loss
2025 Debentures	$15,194,810	$16,359,770	$1,164,960
April 2026 Debenture	465,000	501,070	36,070
June 2026 Debenture	1,860,000	2,004,500	144,500
Total	17,519,810	$18,865,340	$1,345,530

The aggregate issuance-date fair value of the Debentures exceeded the purchase price allocated to the Debentures by $1,345,530. The Company recognized this difference as a Day 1 loss within change in fair value of convertible debentures in the consolidated statements of operations and comprehensive loss. The Day 1 loss is recognized immediately and is not deferred or amortized over the contractual terms of the Debentures.

The contractual difference between principal and purchase price represents an original issue discount. Because the Debentures are measured in their entirety under the FVO and the Company does not separately present contractual interest expense, the contractual original issue discount is not separately accreted using the effective-interest method.

Fair value and unpaid principal balance

As of June 30, 2026, the aggregate unpaid principal balance and carrying amount of the Debentures were as follows:

June 30,
2026
Aggregate unpaid principal balance	$14,513,506
Aggregate fair value carrying amount	10,624,818
Excess of unpaid principal over fair value	$3,888,688

The fair value carrying amount includes contractual interest accrued but unpaid as of June 30, 2026.

Conversions

During the year ended June 30, 2026, holders converted an aggregate principal amount of $4,325,000, together with $126,415 of accrued interest, into 504,534 Class A Ordinary Shares pursuant to the contractual conversion provisions.

Immediately prior to each conversion, the portion of the related Debenture being converted was remeasured to fair value. The aggregate fair value carrying amount of the obligations derecognized upon conversion was $4,899,382, which was recognized in shareholders’ equity. Changes in fair value through the respective conversion dates were recognized in earnings and other comprehensive income, as applicable. No separate gain or loss was recognized upon the contractual conversions.

In August and September 2026, holders converted an aggregate principal amount of $2,775,000, together with $150,769 of accrued interest, into 1,148,638 Class A Ordinary Shares pursuant to the contractual conversion provisions.

The Company made no cash repayments of principal during the year ended June 30, 2026.